Fair Value Measurements - Schedule of Significant Inputs Model For The Fair Value of Forward Purchase Agreement (Details)		6 Months Ended
	Jan. 14, 2023 shares	Jun. 30, 2023 shares
Forward Purchase Agreement | Equity value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liability measurement input	10.75	11.2
Forward Purchase Agreement | Strike Price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liability measurement input	11.93	12.1
Forward Purchase Agreement | Remaining Life (years)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Remaining Life (years)	1 year 9 months 18 days	1 year 9 months
Forward Purchase Units | Risk-free rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liability measurement input	4.7	5.4
Forward Purchase Units | Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Derivative liability measurement input	52.9	49.3